Offsets	Feb. 18, 2026 USD ($) sHARES
Offset: 1
Offset Payment:
Rule 457(p) Offset	true
Registrant or Filer Name	Frontier Group Holdings, Inc.
Form or Filing Type	S-4
File Number	333-263467
Initial Filing Date	Mar. 11, 2022
Fee Offset Claimed	$ 1,655.64
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.001 par value per share
Unsold Securities Associated with Fee Offset Claimed | sHARES	215,500,725
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 1,975,351,348
Offset Note	The Registrant previously registered 215,500,725 shares of Common Stock under a Registration Statement on Form S-4 (Registration 333-263467) filed on March 11, 2022, as amended by Amendment No. 1 filed on April 15, 2022, Amendment No.2 filed on May 9, 2022, and Amendment No. 3 filed on May 10, 2022 (the “Prior Registration Statement”). The Registrant terminated the offering described in the Prior Registration Statement and a post-effective amendment to the Prior Registration Statement to deregister such 215,500,725 unissued shares was filed prior to the filing of this Registration Statement.
Pursuant to Rule 457(p) under the Securities Act, the Registrant is offsetting the registration fee due hereunder by an amount of fees that was previously paid with respect to the Prior Registration Statement. The aggregate filing fee previously paid for the Prior Registration Statement was $192,496.69. Pursuant to Rule 457(p), the Registrant offset $5,253.18 of the total registration fees due under its Registration Statement on Form S-8 (File No. 333-269900), filed on February 22, 2023, $2,468.60 of the total registration fees due under its Registration Statement on Form S-8 (File No. 333-277191), filed on February 20, 2024, and $2,975.19 of the total registration fees due under its Registration Statement on Form S-8 (File No. 333-285011), filed on February 18, 2025, against the fees previously paid in connection with the Prior Registration Statement, leaving a remaining balance of $181,799.72 available for future fee offsets by the Registrant. Pursuant to Rule 457(p), the Registrant hereby offsets the total registration fee due under this Registration Statement of $1,655.64 from the fees previously paid in connection with the Prior Registration Statement, with $180,144.08 remaining to be applied to future filings.

Offset: 2
Offset Payment:
Rule 457(p) Offset	true
Registrant or Filer Name	Frontier Group Holdings, Inc.
Form or Filing Type	S-4
File Number	333-263467
Filing Date	Mar. 11, 2022
Fee Paid with Fee Offset Source	$ 1,655.64